Investments Accounted For Using Equity Method - Additional Information (Detail)			1 Months Ended			12 Months Ended
	Jul. 31, 2021 NumberofSeat	Oct. 31, 2020	Nov. 30, 2022 TWD ($)	Apr. 30, 2022 TWD ($)	Sep. 30, 2020	Dec. 31, 2022 TWD ($) NumberofSeat	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Mar. 31, 2022 TWD ($)	Aug. 31, 2021 NumberofSeat	Jun. 30, 2021 TWD ($)	Mar. 31, 2021 TWD ($)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates						$ 6,939,000,000	$ 7,127,000,000
Investment in joint venture						$ 10,000,000	$ 10,000,000
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						41.90%	41.90%
Investments in associates						$ 3,173,000,000	$ 3,592,000,000
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						23.00%	23.00%
UUPON Inc. ("UUPON") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Gain on disposal of investment								$ 15,000,000
Percentage of ownership in associates		5.36%
Reduction percentage of capital to offset accumulated deficit					95.44%
WiAdvance Technology Corporation ("WATC") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						20.00%	20.00%					20.33%
Investments in associates												$ 274,000,000
Percentage of ownership in associates						20.05%
CHT Infinity Singapore Pte. Ltd. ("CISG") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates											40.00%
Investments in associates						$ 63,000,000	$ 55,000,000				$ 56,000,000
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						0.00%	0.00%
Investments in associates						$ 0	$ 0
Gain on disposal of investment							4,000,000
Percentage of ownership in associates	14.00%
Liquidation distribution							$ 9,000,000
Baohwa Trust Co., Ltd. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						40.00%	0.00%		40.00%
Investments in associates						$ 13,000,000	$ 0		$ 20,000,000
Chunghwa SEA Holdings ("CHT SEA") [Member] | Joint ventures [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investment in joint venture						$ 10,000,000	$ 10,000,000
Percentage of ownership in joint venture						51.00%	51.00%
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						38.00%	38.00%
Investments in associates						$ 247,000,000	$ 518,000,000
Proceeds from capital reduction				$ 340,000,000
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						50.00%
No of seats allotted | NumberofSeat						2
Number of seats available for board of directors | NumberofSeat						5
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						49.00%
No of seats allotted | NumberofSeat						2
Number of seats available for board of directors | NumberofSeat						5
AgriTalk Technology Inc. ("ATT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates	17.19%					29.33%
No of seats allotted | NumberofSeat	1
Number of seats available for board of directors | NumberofSeat	3
Subscribed capital			$ 32,000,000
Imedtac Co., Ltd. ("IME") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates							6.74%			7.54%
No of seats allotted | NumberofSeat										1
Number of seats available for board of directors | NumberofSeat										5